                            [Letter of Canada Life]



February, 2001



Dear VariFund(R) Policyholder:

Enclosed is the VariFund Annual Report for the period ending December 31, 2000. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting VariFund for your financial needs.

Sincerely,


Ronald E. Beettam
Chairman

Encl.


[LOGO OF CANADA LIFE'S PRESTIGE SERIES]

                                                                    VARIFUND(R) ANNUITY
                                                              VARIABLE SUB-ACCOUNT PERFORMANCE
                                            Average Annual Total Returns For Periods Ending December 31, 2000
                                                              Single Premium Variable Annuity
                                                                Assuming Contract Continues
                                                                                                               Since      Fund
                                                                      One       Three      Five      Ten        Fund   Inception
Portfolio Type    Portfolio                                  YTD      Year       Year      Year      Year    Inception    Date
---------------------------------------------------------------------------------------------------------------------------------
Equity Portfolios Alger American Growth                   (16.00)%   (16.00)%   17.36 %   17.50 %    18.76 %  17.64 %    01/08/89
                  Alger American Leveraged AllCap         (25.91)%   (25.91)%   26.49 %   21.40 %        N/A  29.02 %    01/25/95
                  Alger American MidCap Growth              7.62 %     7.62 %   21.57 %   17.58 %        N/A  20.84 %    05/03/93
                  Alger American Small Capitalization     (28.25)%   (28.25)%    4.92 %    5.43 %    11.97 %  14.33 %    09/20/88
                  Berger Small Company Growth              (7.89)%    (7.89)%   20.41 %      N/A         N/A  16.69 %    05/01/96
                  Dreyfus Capital Appreciation             (2.07)%    (2.07)%   11.35 %   16.64 %        N/A  15.44 %    03/31/93
                  Dreyfus Growth & Income                  (5.16)%    (5.16)%    6.39 %   10.34 %        N/A  14.65 %    05/02/94
                  Dreyfus Socially Responsible            (12.31)%   (12.31)%   12.77 %   16.76 %        N/A  16.83 %    10/07/93
                  Fidelity VIP II Contrafund               (7.96)%    (7.96)%   12.96 %   16.10 %        N/A  19.48 %    01/03/95
                  Fidelity VIP Growth                     (12.26)%   (12.26)%   17.80 %   17.61 %    18.34 %  14.73 %    10/09/86
                  Montgomery Growth                       (10.37)%   (10.37)%    2.68 %      N/A         N/A  11.95 %    02/09/96
                  Fidelity VIP II Index 500               (10.60)%   (10.60)%   10.34 %   16.30 %        N/A  15.30 %    08/27/92
                  Fidelity VIP III Growth Opportunities   (18.26)%   (18.26)%    1.00 %    9.01 %        N/A  12.36 %    01/03/95
                  Seligman Frontier                       (17.04)%   (17.04)%   (2.53)%    5.34 %        N/A   9.88 %    10/11/94

                  ----------------------------------------------------------------------------------------------------------------
International     Berger-IPT International                (11.46)%   (11.46)%    9.45 %      N/A         N/A   6.79 %    05/01/97
                  Fidelity VIP Overseas                   (20.27)%   (20.27)%    7.60 %    8.86 %     7.70 %   6.87 %    01/28/87
                  Montgomery Emerging Markets             (29.58)%   (29.58)%  (11.03)%      N/A         N/A  (6.28)%    02/02/96

                  ----------------------------------------------------------------------------------------------------------------
Speciality
  Portfolio       Seligman Communications & Information   (37.11)%   (37.11)%   15.73 %   14.91 %        N/A  18.28 %    10/11/94

                  ----------------------------------------------------------------------------------------------------------------
Balanced          Fidelity VIP II Asset Manager            (5.30)%    (5.30)%    5.55 %    9.58 %    10.36 %   9.62 %    09/06/89

                  ----------------------------------------------------------------------------------------------------------------
Fixed Income      Fidelity Investment Grade Bond            9.58 %     9.58 %    4.68 %    4.65 %     6.15 %   6.22 %    12/05/88
  Portfolios      Fidelity VIP High Income                (23.59)%   (23.59)%   (8.43)%    0.02 %     8.30 %   6.78 %    09/19/85

                  ----------------------------------------------------------------------------------------------------------------
Money Market      Fidelity Money Market - current yield     4.79 %     4.79 %    4.13 %    4.06 %     3.62 %   5.18 %    04/01/82
                  6.46%*

*The Fidelity Money Market fund's yield quotation more closely reflects the current earnings to the fund than the total return.
Fidelity Money Market Portfolio current yield (annualized yield for a seven day period ended December 31, 2000) is 6.46%. VariFund
Fixed Account 1 year rate was 4.65% as of January 1, 2001. The Money Market Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may fluctuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if VariFund existed at the inception of those portfolios. Contact your registered representative or call Canada Life
Insurance Company of New York, Ardsley, NY at (914) 693-2300 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money. There are specific risks associated with global investing such as currency fluctuations, foreign taxation, differences in financial reporting practices and changes in political conditions. There are specific risks associated with emerging markets as the funds tend to be much more volatile than the U.S.
market due to relative immaturity and occasional instability. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There is also a greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources. The securities in which the Fidelty High Income portfolio invests are subject to risks associated with interest rate changes, foreign exposures and due to investing in value stocks and lower-quality debt securities which are subject to higher risks than investment grade bonds. (Not valid without accompanying "standardized" performance returns.)
Date of first use December 31, 2000


[LOGO OF CANADA LIFE'S PRESTIGE SERIES]


                                                                     VARIFUND ANNUITY
                                              Average Annual Total Returns For Periods Ending December 31, 2000
                                                              Single Premium Variabler Annuity
                                                      Assuming Contract is Surrendered At End Of Period
                                                                                                            Since    Sub-Account
                                                                       One     Three     Five     Ten      Sub-Acct   Inception
Portfolio Type     Portfolio                                YTD       Year      Year     Year     Year    Inception      Date
--------------------------------------------------------------------------------------------------------------------------------
Equity Portfolios  Alger American Growth                  (21.40)%  (21.40)%   16.26 %  17.21 %  18.76 %    17.09 %   05/01/96
                   Alger American Leveraged AllCap        (31.31)%  (31.31)%   25.54 %  21.15 %      N/A    19.50 %   05/01/96
                   Alger American MidCap Growth             2.22 %    2.22 %   20.55 %  17.29 %      N/A    16.10 %   05/01/96
                   Alger American Small Capitalization    (33.65)%  (33.65)%    3.54 %   4.99 %  11.97 %     3.44 %   05/01/96
                   Berger Small Company Growth            (13.29)%  (13.29)%   19.37 %     N/A       N/A    17.22 %   05/01/98
                   Dreyfus Capital Appreciation            (7.47)%   (7.47)%   10.13 %  16.34 %      N/A     6.71 %   05/01/98
                   Dreyfus Growth & Income                (10.56)%  (10.56)%    5.05 %   9.97 %      N/A     8.38 %   05/01/96
                   Dreyfus Socially Responsible           (17.71)%  (17.71)%   11.58 %  16.47 %      N/A    16.20 %   05/01/96
                   Fidelity VIP II Contrafund             (13.36)%  (13.36)%   11.77 %  15.80 %      N/A     8.78 %   05/01/98
                   Fidelity VIP Growth                    (17.66)%  (17.66)%   16.71 %  17.32 %  18.34 %    18.18 %   05/01/94
                   Montgomery Growth                      (15.77)%  (15.77)%    1.24 %     N/A       N/A     7.36 %   05/01/97
                   Fidelity VIP II Index 500              (16.00)%  (16.00)%    9.09 %  16.01 %      N/A    15.97 %   05/01/96
                   Fidelity VIP III Growth Opportunities  (23.66)%  (23.66)%   (0.49)%   8.62 %      N/A    (3.07)%   05/01/98
                   Seligman Frontier                      (22.44)%  (22.44)%   (4.14)%   4.90 %      N/A     7.67 %   05/01/95

                   ------------------------------------------------------------------------------------------------------------
International      Berger-IPT International               (16.86)%  (16.86)%    8.18 %     N/A       N/A     5.74 %   05/01/97
                   Fidelity VIP Overseas                  (25.67)%  (25.67)%    6.29 %   8.47 %   7.70 %     7.06 %   05/01/94
                   Montgomery Emerging Markets            (34.98)%  (34.98)%  (12.97)%     N/A       N/A    (8.20)%   05/01/96

                   ------------------------------------------------------------------------------------------------------------
Speciality         Seligman Communications & Information  (42.51)%  (42.51)%   14.60 %  14.59 %      N/A    16.06 %   05/01/95
 Portfolio

                   ------------------------------------------------------------------------------------------------------------
Balanced           Fidelity VIP II Asset Manager          (10.70)%  (10.70)%    4.18 %   9.20 %  10.36 %     8.88 %   05/01/94

                   ------------------------------------------------------------------------------------------------------------
Fixed Income       Fidelity Investment Grade Bond           4.83 %    4.83 %    2.52 %   3.83 %   5.88 %     5.65 %   12/04/89
 Portfolios        Fidelity VIP High Income               (28.99)%  (28.99)%  (10.25)%  (0.52)%   8.30 %     2.45 %   05/01/94

                   ------------------------------------------------------------------------------------------------------------
Money Market       Fidelity Money Market                   (0.87)%   (0.87)%    2.15 %   2.98 %   2.88 %     3.14 %   12/04/89

The above figures are SEC required "standardized" performance returns which include the deduction of all fees and charges, including the maximum possible sales charge. These figures may not be applicable to your contract, since you may not have to pay these early withdrawal charges. Please see the prospectus for more details. CLASF refers to Canada Life of America Series Fund, Inc. Fidelity
VIP and Fidelity VIP II refer to Fidelity Investments Variable Insurance Products Fund and Fidelity Variable Insurance Products
Fund II.
Annuities including the Money Market sub-account are not deposits of, obligations of, or guaranteed by any depository institution.
They are not insured by FDIC or any federal agency, and as such are subject to investment risk including possible loss of principal invested. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is still possible to lose money by investing in the fund. The FIXED account portions of a variable annuity (NOT the separate accounts) are backed by the issuing insurance company. As of May 1, 2000, the Fidelity VIP Money market and Fidelity VIP II Investment Grade Bond sub-accounts were substituted for the CLASF Money Market and Bond sub-accounts. Standardized performance reflects the performance of the CLASF
Money Market and Bond sub-accounts through April 28,2000 and the Fidelity VIP Money Market and Fidelity VIP II Investment Grade Bond
sub-accounts thereafter.
Variable Annuity Contract Issued By: Canada Life Insurance Company of New York, 410 Saw Mill River Road, Ardsley, NY 10502, and
distributed by its affiliate Canada Life of America Financial Services, Inc. 6201 Powers Ferry Road, N.W. Atlanta GA 30339
Date of first use December 31, 2000

The attached are incorporated by reference herein to the semi-annual reports filed by and on behalf of the following:

The Alger American Fund, filed February 27, 2001
     Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

Berger Institutional Products Trust, filed February 22, 2001
     Portfolios which include: Berger/BIAM IPT-International Fund; Small Company Growth

Dreyfus Variable Investment Fund, filed February 28, 2001
     Portfolios which include: Dreyfus Growth and Income; Dreyfus Capital Appreciation

The Dreyfus Socially Responsible Growth Fund, Inc., filed February 23, 2001
     Portfolios which include: Dreyfus Socially Responsible

Fidelity Investments Variable Insurance Products Fund, filed February 26, 2001
     Portfolios which include: Fidelity VIP Growth

Fidelity Investments Variable Insurance Products Fund, filed February 26, 2001
     Portfolios which include: Fidelity VIP High Income

Fidelity Investments Variable Insurance Products Fund, filed February 26, 2001
     Portfolios which include: Fidelity VIP Overseas

Fidelity Investments Variable Insurance Products Fund, filed February 26, 2001
     Portfolios which include: Fidelity Investment Grade Bond, Fidelity Money Market

Fidelity Investments Variable Insurance Products Fund II, filed February 26,
     2001
     Portfolios which include: Fidelity VIP II Asset Manager

Fidelity Investments Variable Insurance Products Fund II, filed February 26,
     2001
     Portfolios which include: Fidelity VIP II Index 500; Fidelity VIP II Contrafund

Fidelity Investments Variable Insurance Products Fund III, filed February 26,
     2001
     Portfolios which include: Fidelity VIP III Growth Opportunities

Seligman Portfolios, Inc., filed March 6, 2001
     Portfolios which include: Communications and Information; and Frontier

The Montgomery Funds III, filed March 5, 2001
     Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund